AQR International Multi-Style Fund Investment Strategy - AQR International Multi-Style Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing, under normal market conditions, in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, equity swaps, equity index swaps, depositary receipts, and real estate investment trusts (“REITs”) or REIT-like entities) of non-U.S. companies.The Fund combines multiple investment styles, primarily including value, momentum and quality, using an integrated approach. In managing the Fund, the Adviser seeks to invest in attractively valued companies with positive momentum and stable businesses. Companies are considered to be attractive value investments if they appear cheap based on multiple fundamental measures, including price-to-book and price-to-earnings ratios relative to other securities in its relevant universe at the time of purchase. In assessing positive momentum, the Adviser favors securities with strong medium-term performance relative to other securities in its relevant universe at the time of purchase. Further, the Adviser favors stable companies in sound business health, including those with strong profitability and stable earnings. The Adviser may add to or modify the economic factors employed in selecting securities. There is no guarantee that the Fund’s objective will be met.The Fund will generally invest in developed markets outside of the U.S. As of the date of this prospectus, the Adviser considers developed markets outside of the U.S. to be those countries that are included in the MSCI Daily TR Net World Ex USA Index at the time of purchase.The Fund generally invests in large-cap companies, which the Adviser generally considers to be those companies with market capitalizations within the range of the MSCI Daily TR Net World Ex USA Index at the time of purchase. Although the Fund does not limit its investments to any one country, the Fund may invest in any one country without limit. The Fund may also invest in mid-cap securities.The Fund’s portfolio will be managed by both overweighting and underweighting securities, industries, and sectors relative to the MSCI Daily TR Net World Ex USA Index. The Fund will take both long and short positions in the equity securities in which it invests, as opposed to a traditional “long-only” portfolio which does not establish short positions. Selling securities short allows the Fund to reflect to a greater extent, compared to a long-only approach, the Adviser’s views on securities it expects to underperform. Selling securities short also allows the Fund to establish additional long positions using the short sale proceeds, and thereby take greater advantage, compared to a long-only approach, of the Adviser’s views on securities it expects to outperform. Through the reinvestment of the short sale proceeds, the Fund generally intends to target a long exposure of more than 100% of the Fund’s net assets with a short exposure that is determined such that the net exposure (long exposure minus short exposure) of the Fund’s net assets is approximately 100%. Actual long and short exposures will vary according to market conditions. The Fund’s long exposures are expected to range between 100% and 140% of the Fund’s net assets. The Fund’s short exposures are expected to range between 0% and 40% of the Fund’s net assets.The Fund, when taking a long equity position, will purchase a security that will benefit from an increase in the price of that security. When taking a short equity position, the Fund borrows the security from a third party and sells it at the then current market price. A short equity position will benefit from a decrease in price of the security and will lose value if the price of the security increases. When the Adviser determines that market conditions are unfavorable, the Fund may reduce its long market exposure. Similarly, when the Adviser determines that market conditions are favorable, the Fund may increase its long market exposure.The Adviser determines the weight of each security in the portfolio using a combination of its assessment of the liquidity of the security, the attractiveness of the security based on each factor described above and additional criteria that form part of the Adviser’s security selection process. The Adviser utilizes portfolio optimization techniques to determine trading activity, taking into account both anticipated transaction costs and potential tax consequences associated with trading each equity instrument.When selecting securities for the portfolio, the Adviser will consider the potential impact of federal income taxes on shareholders’ after-tax investment return. These tax aware strategies are generally designed to both (i) reduce the Fund’s overall realization of capital gains, and (ii) minimize the Fund’s realized short-term capital gains as a percentage of the Fund’s total realized capital gains (both long-term and short term), as compared to funds that do not take tax consequences into account. Investors should not expect that there will be no capital gain distributions or that the Fund’s short-term capital gains distributions will necessarily be less than its long-term capital gains distributions, however, as the Fund will balance investment considerations with tax consequences in making investment decisions and the Fund may not employ these tax aware strategies at all times. The techniques that may be used to attempt to reduce the impact of federal income tax on shareholders’ investment returns include:•deferring realizations of net capital gains;•limiting portfolio turnover that may result in taxable gains;•when believed by the Adviser to be appropriate, selling stocks to realize losses, with the specific purpose of offsetting gains; and•choosing a tax accounting method that reduces tax liability: for example, using the highest-in, first-out (HIFO) method which sells tax lots of securities that have a higher tax basis before selling tax lots of securities that have a lower tax basis.The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts, forward foreign currency contracts and other types of equity-linked derivative instruments such as equity swaps and equity index swaps, as well as exchange-traded funds and similar pooled investment vehicles, for hedging purposes, to gain exposure to the equity markets and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to, short-term investment funds.